                        AIM LARGE CAP OPPORTUNITIES FUND

                       Supplement dated February 25, 2000
                    to the Prospectus dated December 30, 1999
                        as supplemented December 30, 1999
                              and February 1, 2000

This supplement supersedes and replaces in its entirety the supplements dated December 30, 1999 and February 1, 2000.

Currently, only Class A shares of AIM Large Cap Opportunities Fund (the "Fund") are available to investors.

Class B shares and Class C shares of the Fund are not currently available.

Investors may purchase Class A shares of the Fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

     o Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

     o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

     o Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

     o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

     o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

     o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."
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                         AIM MID CAP OPPORTUNITIES FUND

                       Supplement dated February 25, 2000
                     to the Prospectus dated January 1, 2000


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

       "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

       o Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

       o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

       o Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

       o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

       o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

       o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990."

                        AIM SMALL CAP OPPORTUNITIES FUND

                       Supplement dated February 25, 2000
                     to the Prospectus dated January 1, 2000


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

         o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

         o Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

         o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

         o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

         o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990."